FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the fi ling obligation to which this form is intended to satisfy:
__x__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
October 1, 2016 to December 31, 2016
Date of Report (Date of earliest event reported):
          February 10, 2017
Commission File Number of securitizer: 025-02997
Central Index Key Number of securitizer: 0001687510
Robert R.  Dennison, II, Secretary, (678) 625-6525
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):    ____________

Name and telephone number, including area code, of the person to contact in connection with this filing
INFORMATION TO BE INCLUDED IN THE REPORT
PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c) (1). Not applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1 (c)(2)(i), Lendmark Financial Funding,2016-2, LLC has indicated by check mark that there is no activity to report for the quarterly reporting period October 1, 2016 to December 31, 2016

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3),provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934,the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDMARK FINANCIAL FUNDING 2016-2, LLC (Securitizer, Depositor or Underwriter)

 Date February 10, 2017
/s/ Robert R. Dennison, II (Signature)*
Name: 	Robert R. Dennison
Title: 	Secretary
*Print name and title of the signing officer under his signature.